Income Taxes - Additional information (Details) - Vacasa Holdings LLC - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
federal statutory rate	21.00%	21.00%
change in valuation allowance	$ 0.5
NOL carryforwards related to its domestic operations	$ 3.0	$ 0.9